Goodwill, Net - Schedule of Goodwill, Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2018	May 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning balance	$ 15,765	$ 10,545
Acquisition	16,192	5,516
Exchange differences	1,454	(296)
Ending balance	33,411	15,765
Accumulated impairment	(1,682)	(1,682)
Goodwill, net	$ 31,729	$ 14,083